Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
BNY Mellon Small/Mid Cap Growth Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z Shares
Account Value	$ 25,061	$ 21,649	$ 19,971	$ 33,264	$ 27,090	$ 17,292	$ 18,193	$ 13,722	$ 11,216	$ 9,983	$ 10,000
BNY Mellon Small/Mid Cap Growth Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,544,100	2,193,005	2,019,283	3,358,460	2,730,844	1,739,456	1,828,583	1,377,014	1,124,661	999,485	1,000,000
BNY Mellon Small/Mid Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 25,190	21,742	20,036	33,351	27,136	17,307	18,208	13,722	11,216	9,983	10,000
BNY Mellon Small/Mid Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 22,736	19,836	18,474	31,073	25,536	16,449	17,476	13,306	10,997	9,882	10,000
BNY Mellon Small/Mid Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 23,166	20,046	18,518	30,884	25,193	16,098	16,977	12,830	10,520	9,384	9,423
BNY Mellon Small Cap Value Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,216,600	1,865,004	1,754,186	1,973,044	1,239,220	1,474,141	1,546,317	1,338,892	1,135,348	979,526	1,000,000
BNY Mellon Small Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 22,083	18,597	17,501	19,692	12,371	14,732	15,461	13,395	11,353	9,795	10,000
BNY Mellon Small Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 20,056	17,095	16,279	18,528	11,779	14,198	15,066	13,203	11,334	9,795	10,000
BNY Mellon Small Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 20,277	17,130	16,171	18,251	11,506	13,742	14,472	12,576	10,696	9,232	9,425
BNY Mellon Small Cap Growth Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,000,000	1,065,631	1,213,258	1,453,577	1,889,634	1,746,666	2,667,124	3,269,156	2,331,796	2,394,979	2,838,000
BNY Mellon Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 28,331	23,909	23,284	32,640	26,627	17,433	18,876	14,519	12,124	10,650	10,000
BNY Mellon International Equity Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,519,000	1,226,940	1,017,290	1,436,192	1,174,441	1,101,934	1,167,616	1,129,938	981,647	946,778	1,000,000
BNY Mellon International Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 15,163	12,244	10,150	14,335	11,719	11,001	11,655	11,283	9,809	9,463	10,000
BNY Mellon International Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 13,681	11,165	9,349	13,332	11,008	10,438	11,170	10,921	9,595	9,361	10,000
BNY Mellon International Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 13,922	11,276	9,372	13,264	10,872	10,227	10,867	10,545	9,188	8,897	9,423
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 33,432	24,730	20,530	24,924	18,899	16,434	15,967	13,580	11,440	9,951	10,000
MSCI EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 17,419	13,961	11,111	14,840	11,803	11,746	11,905	11,588	9,730	9,134	10,000
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Account Value	$ 25,898	20,685	18,701	26,485	20,068	16,266	16,963	13,777	11,474	10,335	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 23,558	$ 18,454	$ 16,839	$ 23,808	$ 17,864	$ 15,439	$ 17,084	$ 14,112	$ 11,665	$ 10,404	$ 10,000